MTB GROUP OF FUNDS
Supplement dated March 15, 2006 to the Combined Retail Fluctuating Fund Prospectus, the Combined Retail Money Market Fund Prospectus, the Combined Institutional Prospectus and the Combined Institutional Statement of Additional Information, each dated August 31, 2005, and the Combined Retail Statement of Additional Information dated August 31, 2005 (Revised February 27, 2006)


I. On page 85 of the Combined Retail Fluctuating Fund Prospectus, please add the following language as the second to last bullet point in the "Sales Charge When You Purchase Class A Shares - The sales charge may be eliminated when you purchase Shares" sub-section:

"...with respect to holders of the FBR Maryland Tax-Free Portfolio who participated in the Reorganization of that Portfolio into Class A Shares of MTB Maryland Municipal Bond Fund (such holders may purchase Class A Shares of any MTB mutual fund without paying a sales charge)."

II. On page 89 of the Combined Retail Fluctuating Fund Prospectus, please add the following language as the second paragraph in the "Class A Share Exchanges - Exchanges at NAV" section:

"If you formerly were a holder of shares of FBR Maryland Tax-Free Portfolio and participated in the Reorganization of that Portfolio into Class A Shares of MTB Maryland Municipal Bond Fund , you may exchange such Class A Shares into Class A Shares of any other MTB Funds at NAV. In addition, you may purchase Class A Shares of any MTB Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any MTB Fund without paying a sales charge (where a sales charge would otherwise be imposed), you or your financial intermediary must notify Edgewood or MTB Funds Shareholder Services at the time of the transaction, except that such notice is not required to purchase additional Class A Shares of MTB Maryland Municipal Bond Fund without a sales charge."

III. On January 1, 2006, portfolio manager Puneet Mansharamani, CFA was added to the portfolio management team of LSV Asset Management (LSV) to co-manage the value portions of MTB International Equity Fund, MTB Small Cap Stock Fund and MTB Mid Cap Stock Fund with Josef Lakonishok, Robert Vishny and Menno Vermeulen, CFA. In addition, on March 6, 2006, Barry W. Randall joined MTB Investment Advisors, Inc. as a Senior Portfolio Manager to co-manage MTB Small Cap Growth Fund with James Thorne, Ph.D. Finally, also on March 6, 2006, William F. Dwyer, CFA replaced Thomas R. Pierce, CFA as co-portfolio manager for MTB Large Cap Stock Fund and MTB Mid Cap Growth Fund.

Accordingly, please make the following revisions to your Prospectuses and Statements of Additional Information, effective immediately.

SUPPLEMENT TO PROSPECTUS

1. In the Portfolio Manager Table on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 102 of the Combined Institutional Prospectus, please add the name "Puneet Mansharamani, CFA (LSV)(value portion)" next to "International Equity Fund," "Small Cap Stock Fund" and "Mid Cap Stock Fund;" add the name "Barry W. Randall" next to "Small Cap Growth Fund;" and replace the name "Thomas R. Pierce, CFA" with the name "William F. Dwyer, CFA" next to "Large Cap Stock Fund and "Mid Cap Growth Fund."

2. Please add the following portfolio manager biographies to the "Portfolio Managers" section on page 107 of the Combined Retail Fluctuating Fund Prospectus and page 106 of the Combined Institutional Fund Prospectus.

"William F. Dwyer, CFA, has been the President and Chief Investment Officer of MTBIA since April 2003 and a Senior Vice President of M&T Bank since 2000. He was also the Chief Investment Officer of M&T Bank from 2000 to 2003. Mr. Dwyer earned his MBA from Western New England College in Springfield, Massachusetts and is a CFA Charterholder.

Puneet Mansharamani, CFA, joined LSV in 2000 and is a Partner and Portfolio Manager. He previously served as a Quantitative Analyst for LSV. Prior to joining LSV, Mr. Mansharamani was an Analyst at Institutional Trust National City Corporation. He has more than 7 years of investment experience. Mr. Mansharamani is a CFA Charterholder and earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.

Barry W. Randall joined MTBIA in January 2006 and is a Senior Portfolio Manager. Prior to joining MTBIA, he was a Portfolio Manager for US Bancorp Asset Management from May 2000 to May 2005. From June 2005 through December 2005, Mr. Randall explored various opportunities in the securities industry. Mr. Randall earned an MBA from the University of Texas in 1993 and a B.S. in Mathematics from the University of Massachusetts in 1986."

3. In the "Portfolio Manager Responsibilities" section on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 103 of the Combined Institutional Prospectus, please revise the first two sentences of the International Equity Fund, Small Cap Stock Fund and Mid Cap Stock Fund paragraphs to read, respectively, as follows:

"Josef Lakonishok, Robert Vishny, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Josef Lakonishok, Robert Vishny, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Josef Lakonishok, Robert Vishny, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the Mid Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings."

4. In the "Portfolio Manager Responsibilities" section on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 103 of the Combined Institutional Prospectus, please revise the Mid Cap Growth Fund paragraph to read as follows:

"William F. Dwyer and Mark Schultz jointly manage the Mid Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings."

5. In the "Portfolio Manager Responsibilities" section on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 103 of the Combined Institutional Prospectus, please add the following paragraphs for Small Cap Growth Fund and Large Cap Stock Fund:

"James Thorne, Ph.D. and Barry W. Randall jointly manage the Small Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

William F. Dwyer and Mark Schultz jointly manage the Large Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings."
















SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION (SAI)

1. In the "Portfolio Manager Information" section on page 61 of the Combined Retail SAI and page 57 of the Combined Institutional SAI, please add the following information to the LSV Asset Management sub-section:

"Puneet Mansharamani, CFA (as of January 31, 2006)



--------------------------------------------------------------------------------------------------

                                    Total Number of Other
Other Accounts Managed by             Accounts Managed/                Number of Other Accounts
Puneet Mansharamani, CFA                Total Assets                  Managed/Total Assets that
                                                                     are Subject to Performance
                                                                                Fees
Registered Investment Companies      24 / $7,600,000,000                         0/0
Other Pooled Investment Vehicles      22/$5,200,000,000                          0/0
Other Accounts                       470/$43,300,000,000                   17 / $1,700,000
--------------------------------------------------------------------------------------------------


Dollar value range of shares owned in the International Equity Fund: None.

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None."





2. In the "Portfolio Manager Information" section on page 56 of the Combined Retail SAI and page 53 of the Combined Institutional SAI, please add the following portfolio manager information to the MTBIA sub-section:


"Barry W. Randall (as of March 6, 2006)



------------------------------------------------------------------------------------------------

                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/               Number of Other Accounts
Barry W. Randall                       Total Assets              Managed/Total Assets that are
                                                                  Subject to Performance Fees
Registered Investment                       0/0                               0/0
Companies
Other Pooled Investment                     0/0                               0/0
Vehicles
Other Accounts                              0/0                               0/0
------------------------------------------------------------------------------------------------


Dollar value range of shares owned in the Small Cap Growth Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Randall's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank; the overall performance of MTBIA relative to the budget and Mr. Randall's investment performance relative to the Russell 2000 Growth Index, which is the performance benchmark for the MTB Small Cap Growth Fund, which Mr. Randall manages.









William F. Dwyer, CFA (as of March 6, 2006)



---------------------------------------------------------------------------------------------------

                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/                 Number of Other Accounts
William F. Dwyer, CFA                   Total Assets                Managed/Total Assets that are
                                                                     Subject to Performance Fees
Registered Investment                       0/0                                  0/0
Companies
Other Pooled Investment                     0/0                                  0/0
Vehicles
Other Accounts                   3/$90,000,000-$100,000,000                      0/0
---------------------------------------------------------------------------------------------------


Dollar value range of shares owned in the Large Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Dwyer's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank; the overall performance of MTBIA relative to the budget and Mr. Dwyer's investment performance relative to the Standard & Poor's 500 Index and the S&P Mid Cap 400/Citigroup Growth Index, which are the performance benchmarks for the MTB Large Cap Stock Fund and MTB Mid Cap Growth Fund, respectively, which Mr. Dwyer manages."

                                                                  March 15, 2006

Edgewood Services, Inc., Distributor

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